Note 9 - Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated amortization	$ (308,217)	$ (131,973)	$ (131,973)
Intangible assets with estimated useful lives, amortization	(132,183)	(132,183)
Accumulated amortization	(440,400)	(264,156)	(308,217)	$ (131,973)
Intangible assets with estimated useful lives	901,783	1,078,027	1,078,027
Intangible assets with estimated useful lives	769,600	945,844	901,783	1,078,027
Net identifiable intangible assets	1,181,783	1,358,027	1,358,027
Net identifiable intangible assets	1,049,600	1,225,844	1,181,783	1,358,027
Trade Names [Member]
Intangible assets with indefinite lives	280,000	280,000	280,000
Intangible assets with indefinite lives	280,000	280,000	280,000	280,000
Before Deconsolidation [Member]
Intangible assets with estimated useful lives, impairment			(3,649,193)
Accumulated amortization	(1,600,604)	(201,032)	(201,032)
Intangible assets with estimated useful lives, amortization			(1,399,572)
Accumulated amortization			(1,600,604)	(201,032)
Intangible assets with estimated useful lives	2,720,203	7,768,968	7,768,968
Intangible assets with estimated useful lives, period increase (decrease)			(1,399,572)
Intangible assets with estimated useful lives			2,720,203	7,768,968
Net identifiable intangible assets	3,000,203	8,048,968	8,048,968
Net identifiable intangible assets, increase (decrease)			(1,399,572)
Net identifiable intangible assets, impairment			(3,649,193)	0
Net identifiable intangible assets			3,000,203	8,048,968
Before Deconsolidation [Member] | Trade Names [Member]
Intangible assets with indefinite lives	280,000	280,000	280,000
Intangible assets with indefinite lives			$ 280,000	280,000
Technology-Based Intangible Assets [Member]
Useful life (Year)			5 years
Technology-Based Intangible Assets [Member] | Before Deconsolidation [Member]
Finite lived intangible assets, gross	$ 1,373,436	$ 2,900,000	$ 2,900,000
Intangible assets with estimated useful lives, impairment			(1,526,564)
Finite lived intangible assets, gross			$ 1,373,436	2,900,000
Customer Relationships [Member]
Useful life (Year)	8 years	8 years	6 years 4 months 24 days
Finite lived intangible assets, gross	$ 1,090,000	$ 1,090,000	$ 1,090,000
Finite lived intangible assets, gross	1,090,000	1,090,000	1,090,000	1,090,000
Customer Relationships [Member] | Before Deconsolidation [Member]
Finite lived intangible assets, gross	$ 2,827,371	$ 4,950,000	4,950,000
Intangible assets with estimated useful lives, impairment			(2,122,629)
Finite lived intangible assets, gross			$ 2,827,371	4,950,000
Noncompete Agreements [Member]
Useful life (Year)	3 years	3 years	3 years
Finite lived intangible assets, gross	$ 120,000	$ 120,000	$ 120,000
Finite lived intangible assets, gross	120,000	120,000	120,000	120,000
Noncompete Agreements [Member] | Before Deconsolidation [Member]
Finite lived intangible assets, gross	$ 120,000	$ 120,000	120,000
Finite lived intangible assets, gross			$ 120,000	$ 120,000